Hedging derivatives - Net impact (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	€ (64)	€ 8	€ 200
Ineffective coverage recognised in the income statement	51	(28)	83
Reclassified amount of reserves to the income statement	851	(1,112)	317
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	104	58	75
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	9	5	(18)
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(7)	7	(24)
Fair value hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(27)	5	(61)
Fair value hedges | Interest rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(3)		1
Fair value hedges | Interest rate risk | Fixed-income securities loans
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	24		46
Fair value hedges | Interest rate risk | Liquidity lines
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	5		12
Fair value hedges | Interest rate risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	16	(7)	8
Fair value hedges | Interest rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1	0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1	(3)
Fair value hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		(1)
Fair value hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		(2)
Fair value hedges | Exchange rate risk | Fixed-income securities loans
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	92	56	95
Fair value hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	72	1	39
Fair value hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(25)		8
Fair value hedges | Interest rate and exchange rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	4
Fair value hedges | Interest rate and exchange rate risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	41	55	49
Fair value hedges | Interest rate and exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement			(1)
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		0
Fair value hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		(1)
Fair value hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		1
Fair value hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement			(2)
Fair value hedges | Other risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement			(2)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	2
Fair value hedges | Credit risk | Bonds
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	2
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(67)	8	200
Ineffective coverage recognised in the income statement	(53)	(86)	8
Reclassified amount of reserves to the income statement	851	(1,112)	317
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	69	(263)	193
Ineffective coverage recognised in the income statement	7	1	(4)
Reclassified amount of reserves to the income statement	118	8	57
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	15	(37)	50
Ineffective coverage recognised in the income statement	0	0	(21)
Reclassified amount of reserves to the income statement	0	7	16
Cash flow hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(197)	(254)	104
Ineffective coverage recognised in the income statement	0	0	2
Reclassified amount of reserves to the income statement	(15)	(26)	15
Cash flow hedges | Interest rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income			(46)
Ineffective coverage recognised in the income statement			0
Reclassified amount of reserves to the income statement			0
Cash flow hedges | Interest rate risk | Liquidity lines
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	111	(48)	2
Ineffective coverage recognised in the income statement	7	1	0
Reclassified amount of reserves to the income statement	51	61	3
Cash flow hedges | Interest rate risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income			0
Ineffective coverage recognised in the income statement			(1)
Reclassified amount of reserves to the income statement			0
Cash flow hedges | Interest rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	149	65	(2)
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	81	(37)	(24)
Cash flow hedges | Interest rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(9)	12
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	0	0
Cash flow hedges | Interest rate risk | Loans secondary markets
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	(1)	85
Ineffective coverage recognised in the income statement	0	0	16
Reclassified amount of reserves to the income statement	1	3	47
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(194)	145	(20)
Ineffective coverage recognised in the income statement	9	(34)	(688)
Reclassified amount of reserves to the income statement	(132)	(364)	(631)
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(197)	148	(25)
Ineffective coverage recognised in the income statement	11	(31)	(698)
Reclassified amount of reserves to the income statement	7	(39)	(563)
Cash flow hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	47	11
Ineffective coverage recognised in the income statement	0	0
Reclassified amount of reserves to the income statement	(39)	154
Cash flow hedges | Exchange rate risk | Repo
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	0
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	17	(4)	0
Cash flow hedges | Exchange rate risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(48)	(27)	24
Ineffective coverage recognised in the income statement	0	(4)	(37)
Reclassified amount of reserves to the income statement	48	(166)	150
Cash flow hedges | Exchange rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	2
Ineffective coverage recognised in the income statement	(5)	(1)
Reclassified amount of reserves to the income statement	(50)	(304)
Cash flow hedges | Exchange rate risk | Loans secondary markets
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	4	12	5
Ineffective coverage recognised in the income statement	3	2	4
Reclassified amount of reserves to the income statement	(129)	8	(75)
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	(1)	1
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	14	(13)	25
Cash flow hedges | Exchange rate risk | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income			(25)
Ineffective coverage recognised in the income statement			43
Reclassified amount of reserves to the income statement			(168)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	170	168	45
Ineffective coverage recognised in the income statement	(62)	(53)	700
Reclassified amount of reserves to the income statement	844	(769)	887
Cash flow hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	(8)	1
Ineffective coverage recognised in the income statement	0	0	743
Reclassified amount of reserves to the income statement	(39)	(10)	35
Cash flow hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	133	(16)	(4)
Ineffective coverage recognised in the income statement	(8)	(4)	447
Reclassified amount of reserves to the income statement	125	57	581
Cash flow hedges | Interest rate and exchange rate risk | Securitizations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	34	192	48
Ineffective coverage recognised in the income statement	(54)	(49)	(490)
Reclassified amount of reserves to the income statement	758	(816)	271
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(121)	(44)	11
Ineffective coverage recognised in the income statement	(7)	0	0
Reclassified amount of reserves to the income statement	21	13	4
Cash flow hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(94)	(49)	14
Ineffective coverage recognised in the income statement	(6)	0	0
Reclassified amount of reserves to the income statement	23	9	3
Cash flow hedges | Inflation risk | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(27)	5	(3)
Ineffective coverage recognised in the income statement	(1)	0	0
Reclassified amount of reserves to the income statement	(2)	4	1
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	9	2	(8)
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Cash flow hedges | Equity risk | Highly probable planned transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	9	2	(8)
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		0	(21)
Ineffective coverage recognised in the income statement		0	0
Reclassified amount of reserves to the income statement		0	0
Cash flow hedges | Other risk | Bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		0	(21)
Ineffective coverage recognised in the income statement		0	0
Reclassified amount of reserves to the income statement		0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	0	0
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	0	0
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	0	0
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0